UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2017

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael Key
Vice President

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2017 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley Global Fixed Income Opportunities Fund

Semi-Annual Report

April 30, 2017

DINSAN
1807117 EXP. 06.30.18

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	11
Portfolio of Investments	13
Statement of Assets and Liabilities	39
Statement of Operations	40
Statements of Changes in Net Assets	42
Notes to Financial Statements	43
Financial Highlights	65
Privacy Notice	71

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2017

Total Return for the 6 Months Ended April 30, 2017
Class A	Class B	Class L	Class I	Class C	Class IS
2.92%	2.51%	2.80%	3.06%	2.40%	3.09%
Total Return for the 6 Months Ended April 30, 2017
Bloomberg Barclays Global Aggregate Hedged USD Index[1]	Blended Index[2]	Bloomberg Barclays Global Aggregate Index[3]	Lipper Global Income Funds Index[4]
–0.27%	–3.34%	–1.63%	1.04%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For much of 2016, bearish views on global growth and inflation as well as technical forces from central bank bond purchases served to push term premium, driving risk-free yields lower than fundamentals would suggest. In the beginning of the fourth quarter of 2016, however, those forces started to reverse as the market focused on the potential for higher inflation, improvements in economic data, and monetary policy changes. The surprise Trump win in November 2016 dominated the news flow for the remainder of the quarter, widely impacting global rates, credit spreads, and equity markets. Financial market conditions changed rapidly as investors priced in the inflationary impact of anticipated fiscal stimulus, reduced trade, and a more aggressive

Federal Reserve. In December 2016, the U.S. Federal Open Market Committee raised rates by 25 basis points and was hawkish about projected future rate increases.

After the U.S. elections, global fixed income markets priced in a significant relaxation in U.S. fiscal policy that may boost economic growth, strengthen the U.S. dollar and further steepen yield curves. At the beginning of the first quarter of 2017, markets were looking toward the beginning of the Trump presidency for possible clues about his economic agenda. Political events toward the end of the quarter suggested that the market's optimism might be misplaced. In particular, the administration's failure to pass health care reform generated concern over the administration's ability to enact other reforms, particularly tax policy. Though we believe some form of tax reform will pass eventually, the changes are unlikely to be as extensive as hoped by some. After a quarter of rising market optimism, the markets began focusing more on political risks in April 2017. For much of the month, investors reduced their risk exposure in anticipation of a close French election, with the risk of far-right candidate Marine Le Pen becoming president. U.S. Treasury and German bund yields declined, while French and peripheral European bond spreads, as well as corporate spreads, widened. However, centrist candidate Emmanuel Macron won the first round and was likely to win the final round, given polling data at the time (and ultimately was voted president in early May, after the close of the period). The market-friendly projection led markets to reverse in the last week of April 2017; yields rose, spreads tightened.

On a sector basis, global credit markets have remained well supported, though the rally has generally faded to a slow grind tighter. In November 2016, U.S. investment grade corporate spreads tightened as the Trump election brightened the economic outlook and the narrative in the market changed from slow growth and low inflation to higher growth and rising inflation. December 2016 continued the rally we saw over the month of November, as post-election growth expectations and the Organization of the Petroleum Exporting Countries ("OPEC") deal continued to fuel positive sentiment in credit markets. For the first few months of 2017, investment grade credit spreads have continued to tighten but there has been relatively low performance dispersion among sectors. In November 2016, U.S. high yield bonds suffered their first loss since February 2016 as investors had to contend with the sharpest increase in Treasury yields since the 2013 Taper Tantrum.(i) Despite this, the U.S. high yield market ended the last quarter of 2016 on a positive note and spreads have continued to tighten into 2017.

Within the securitized market, credit-related mortgage-backed securities ("MBS") continued to perform well, buoyed by expectations of improved U.S. economic growth and higher rates, which allowed spreads to tighten while still offering higher yields. Non-agency MBS spreads continued to tighten as cash flow and credit performance continued to improve. Non-agency MBS spreads remained at their tightest levels since 2014 for most securities, and fundamental U.S. housing market and mortgage market conditions remained positive. Commercial mortgage-backed securities ("CMBS")

spreads were also tighter, though in 2017 we have seen significant performance variations, with collateral composition having a more substantial impact than usual on pricing. CMBS deals backed by office buildings, hotels, industrial buildings and multi-family rental properties are seeing strong demand, while CMBS deals with meaningful retail shopping center exposures are under significant selling pressure. The increasing announcements of retail store closings and poor retail earnings are causing credit concerns for many retail properties.

Emerging markets fixed income assets came under pressure during the month of November 2016, applying a brake on what was a strong year for the asset class. However, in December 2016, emerging markets fixed income assets regained some of the ground lost during a challenging November. Aided in part by stronger oil prices, emerging market debt overcame the headwinds of continued outflows, geopolitical tensions, and rising U.S. Treasury yields. Strong emerging market debt performance continued into 2017 on the back of good global economic growth and stable commodity prices.

(i)  Source: JP Morgan. Data as of November 30, 2016.

Performance Analysis

Morgan Stanley Global Fixed Income Opportunities Fund changed its benchmark from Bloomberg Barclays Global Aggregate Index to Bloomberg Barclays Global Aggregate Hedged USD Index, effective market open on January 1, 2017. The Fund's Performance Linked benchmark, the Blended Index,(ii) reflects the performance of the Bloomberg Barclays Global Aggregate Index from the beginning of the fiscal period to December 31, 2016 and the performance of the Bloomberg Barclays Global Aggregate Hedged USD Index for the period thereafter to April 30, 2017.

All share classes of Morgan Stanley Global Fixed Income Opportunities Fund outperformed the Bloomberg Barclays Global Aggregate Hedged USD Index, the Blended Index, the Bloomberg Barclays Global Aggregate Index, and the Lipper Global Income Funds Index for the six months ended April 30, 2017, assuming no deduction of applicable sales charges.

Currency positioning, which was nearly 100 percent hedged to the U.S. dollar using foreign exchange forward contracts, had the largest positive impact on relative performance versus the Blended Index during the period. The Fund's underweight exposure to the Japanese yen relative to the Blended Index boosted relative performance as the yen depreciated in value relative to the U.S. dollar. Underweight exposure to the euro and a long position in the Mexican peso also aided relative performance. However, the Fund's short position in the British pound and long positions in the Brazilian real and South African rand detracted somewhat from performance.

The Fund's duration and interest rate positioning, which is managed in part using interest rate futures, contributed to relative performance. This was mainly attributable to two factors: an underweight exposure to developed market interest rates in the fourth quarter of 2016 as interest rates rose, and an overweight exposure to emerging market local rates in the first quarter of 2017 as rates fell in select local markets. Slightly offsetting relative gains were the Fund's underweight exposure to U.K. sterling rates and overweight exposure to Polish rates, which detracted.

From a sector perspective, overweight positions in high yield credit, convertible bonds, and non-agency residential mortgage-backed securities were the largest contributors to positive relative performance. There were no material detractors at the sector level during this reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(ii)  The Fund's Performance Linked benchmark, the Blended Index, reflects the performance of the Bloomberg Barclays Global Aggregate Index from the beginning of the fiscal period to December 31, 2016 (which resulted in a return of –4.41%) linked to the performance of the Bloomberg Barclays Global Aggregate Hedged USD Index from the period thereafter to April 30, 2017 (which resulted in a return of 1.12%). Effective market open on January 1, 2017, the Fund changed its benchmark from the Bloomberg Barclays Global Aggregate Index to the Bloomberg Barclays Global Aggregate Hedged USD Index.

PORTFOLIO COMPOSITION* as of 04/30/17
Corporate Bonds	44.8%
Sovereign	21.0
Mortgages — Other	12.4
Asset-Backed Securities	10.4
Commercial Mortgage-Backed Securities	4.7
Short-Term Investments	2.3
Variable Rate Senior Loan Interests	1.9
U.S. Treasury Securities	1.6
Collateralized Mortgage Obligations — Agency Collateral Series	0.9
Agency Fixed Rate Mortgages	0.0	**

*  Does not include open long/short futures contracts with an underlying face amount of $61,190,192 with net unrealized appreciation of $77,274. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $2,221,904 and does not include open swap agreements with total unrealized depreciation of $2,857,527.

**  Amount is less than 0.05%.

LONG-TERM CREDIT ANALYSIS as of 04/30/17
AAA	4.3%
AA	1.7
A	14.3
BBB	21.7
BB	21.4
B or Below	22.5
Not Rated	14.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments and all percentages for long-term credit analysis are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, 100 F Street, NE, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2017
Symbol	Class A Shares* (since 07/28/97) DINAX		Class B Shares** (since 04/09/92) DINBX		Class L Shares*** (since 07/28/97) DINCX	Class I Shares† (since 07/28/97) DINDX	Class C Shares†† (since 04/30/15) MSIPX		Class IS Shares††† (since 09/13/13) MGFOX
1 Year	6.40 1.87[6]	%[5]	5.75 0.75[6]	%[5]	6.14 —%[5]	6.65 —%[5]	5.48 4.48[6]	%[5]	6.73 —%[5]
5 Years	4.25[5] 3.36[6]		3.55[5] 3.20[6]		3.94[5] —	4.56[5] —	— —		— —
10 Years	4.62[5] 4.17[6]		4.09[5] 4.09[6]		4.15[5] —	4.93[5] —	— —		— —
Since Inception	4.02[5] 3.79[6]		4.42[5] 4.42[6]		3.47[5] —	4.30[5] —	1.43[5] 1.43[6]		4.67[5] —
Gross Expense Ratio	0.90		1.84		1.13	0.60	1.61		0.53

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I, Class C and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

***  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS had no sales charge.

(1)  The Bloomberg Barclays Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The primary benchmark of the Fund changed from Bloomberg Barclays Global Aggregate Index (unhedged) to Bloomberg Barclays Global Aggregate (Hedged USD) Index effective January 1, 2017 because the Adviser believes the Bloomberg Barclays Global Aggregate (Hedged USD) Index is a more appropriate benchmark for the Fund.

(2)  The Global Fixed Income Opportunities Index Blend is a performance linked bencmark of the old and new benchmark of the Fund. Old represented by Bloomberg Barclays Global Aggregate Index (unhedged USD) from the Fund's inception to December 31, 2016 and the new represented by Bloomber Barclays Global Aggregate (Hedged USD) Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in a index.

(3)  The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Total Returns shown in unhedged USD. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(5)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/16 – 04/30/17.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/16	04/30/17	11/01/16 – 04/30/17
Class A
Actual (2.92% return)	$1,000.00	$1,029.20	$4.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.38	$4.46
Class B
Actual (2.51% return)	$1,000.00	$1,025.10	$7.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.96	$7.90
Class L
Actual (2.80% return)	$1,000.00	$1,028.00	$5.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.24	$5.61
Class I
Actual (3.06% return)	$1,000.00	$1,030.60	$2.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.07	$2.76
Class C
Actual (2.40% return)	$1,000.00	$1,024.00	$7.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.06	$7.80
Class IS
Actual (3.09% return)	$1,000.00	$1,030.90	$2.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.32	$2.51

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.89%, 1.58%, 1.12%, 0.55%, 1.56% and 0.50% for Class A, Class B, Class L, Class I, Class C and Class IS shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.96% for Class B shares.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (44.9%)
		Australia (1.9%)
		Consumer, Non-Cyclical
	$950	Transurban Finance Co., Pty Ltd. (a)	3.375%		03/22/27	$928,582
		Energy
	1,200	APT Pipelines Ltd. (a)(b)	4.20		03/23/25	1,236,338
EUR	2,000	Origin Energy Finance Ltd.	7.875	(c)	06/16/71	2,314,492
	900	Santos Finance Ltd.	8.25	(c)	09/22/70	1,007,320
						4,558,150
		Finance
	1,800	Commonwealth Bank of Australia	2.00	(c)	04/22/27	2,032,263
		Industrials
	1,850	Aurizon Network Pty Ltd.	3.125		06/01/26	2,233,222
		Total Australia				9,752,217
		Austria (0.2%)
		Finance
	600	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.50	(c)	10/09/43	764,426
		Belgium (0.4%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(c)	(d)	1,205,190
	700	Solvay Finance SA	5.425	(c)	(d)	857,145
		Total Belgium				2,062,335
		Brazil (0.3%)
		Consumer, Non-Cyclical
	800	BRF SA	2.75		06/03/22	877,411
		Finance
	$450	Banco Daycoval SA (a)	5.75		03/19/19	464,625
		Total Brazil				1,342,036
		Canada (0.6%)
		Basic Materials
	410	Eldorado Gold Corp. (a)(b)	6.125		12/15/20	423,325
	1,000	IAMGOLD Corp. (a)	7.00		04/15/25	1,005,000
	500	Lundin Mining Corp. (a)	7.50		11/01/20	532,500
						1,960,825

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Consumer, Cyclical
	$750	Air Canada (a)(b)	7.75%		04/15/21	$851,250
		Total Canada				2,812,075
		Chile (0.1%)
		Consumer, Non-Cyclical
	425	Cencosud SA (a)(b)	6.625		02/12/45	447,515
		China (0.7%)
		Communications
	1,400	Baidu, Inc.	2.75		06/09/19	1,418,799
	1,200	Ctrip.com International Ltd. (a)	1.25		09/15/22	1,260,000
						2,678,799
		Utilities
	750	ENN Energy Holdings Ltd.	0.00	(e)	02/26/18	783,750
		Total China				3,462,549
		Colombia (0.5%)
		Energy
	2,210	Ecopetrol SA	5.875		09/18/23	2,397,187
		Denmark (0.0%) (f)
		Finance
DKK	(g)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	1
		France (2.5%)
		Basic Materials
	$1,500	Air Liquide Finance SA (a)	1.75		09/27/21	1,462,542
		Communications
	1,175	SFR Group SA (a)	6.00		05/15/22	1,229,344
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific	4.875	(c)	(d)	580,317
	800	Europcar Groupe SA	5.75		06/15/22	917,404
						1,497,721
		Energy
	700	TOTAL SA	2.25	(c)	(d)	771,170
	$600	TOTAL SA, Series FP	0.50		12/02/22	613,200
						1,384,370

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Finance
EUR	250	AXA SA	5.125	(c)%	07/04/43	$319,546
	350	AXA SA	5.25	(c)	04/16/40	426,165
	$875	BPCE SA (a)	5.15		07/21/24	912,959
EUR	1,400	Credit Agricole Assurances SA	4.50	(c)	(d)	1,592,336
	500	Societe Generale SA	2.625		02/27/25	571,402
						3,822,408
		Industrials
	1,300	Airbus SE, Series AIR	0.00	(e)	07/01/22	1,517,694
	1,000	Safran SA, Series SAF	0.00	(e)	12/31/20	1,050,793
						2,568,487
		Utilities
	500	Electricite de France SA	5.00	(c)	(d)	563,749
		Total France				12,528,621
		Germany (1.4%)
		Communications
	800	Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH	4.00		01/15/25	920,023
		Consumer, Cyclical
	500	Volkswagen International Finance N.V.	4.625	(c)	(d)	583,440
		Consumer, Non-Cyclical
	550	Bayer AG	3.75	(c)	07/01/74	637,196
		Finance
	1,000	Allianz Finance II BV	5.75	(c)	07/08/41	1,282,815
	1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00	(c)	05/26/41	1,560,376
	1,100	Vonovia Finance BV	4.625	(c)	04/08/74	1,274,818
						4,118,009
		Utilities
GBP	500	RWE AG	7.00	(c)	(d)	685,801
		Total Germany				6,944,469
		Hong Kong (0.2%)
		Consumer, Cyclical
	$1,170	CK Hutchison International 16 Ltd. (a)	1.875		10/03/21	1,135,122

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		India (0.1%)
		Basic Materials
	$550	Vedanta Resources PLC (a)	6.00%		01/31/19	$569,937
		Israel (0.5%)
		Consumer, Non-Cyclical
	1,300	Teva Pharmaceutical Finance Netherlands III BV	2.20		07/21/21	1,264,664
	1,300	Teva Pharmaceutical Finance Netherlands III BV (b)	3.15		10/01/26	1,212,852
		Total Israel				2,477,516
		Italy (0.8%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	604,224
		Finance
	1,100	Assicurazioni Generali SpA	10.125	(c)	07/10/42	1,605,072
	$500	Intesa Sanpaolo SpA (a)	6.50		02/24/21	553,878
						2,158,950
		Utilities
EUR	1,000	Enel SpA	5.00	(c)	01/15/75	1,178,629
		Total Italy				3,941,803
		Jamaica (0.2%)
		Communications
	$1,000	Digicel Ltd.	6.00		04/15/21	955,000
		Japan (0.2%)
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(e)	09/30/22	986,993
		Jersey (0.1%)
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	557,739
		Mexico (0.6%)
		Communications
EUR	800	America Movil SAB de CV	0.00	(e)	05/28/20	851,179
		Utilities
	$2,110	Fermaca Enterprises S de RL de CV (a)(b)	6.375		03/30/38	2,197,154
		Total Mexico				3,048,333

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Netherlands (1.8%)
		Basic Materials
EUR	400	Constellium N.V.	4.625%		05/15/21	$438,212
		Consumer, Cyclical
	$585	Playa Resorts Holding BV (a)	8.00		08/15/20	618,638
		Finance
EUR	1,000	ABN Amro Bank N.V.	2.875	(c)	06/30/25	1,153,538
	550	ABN Amro Bank N.V.	6.375		04/27/21	733,677
	450	Aegon N.V.	4.00	(c)	04/25/44	513,737
	$500	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.75		05/15/19	514,594
EUR	1,400	ASR Nederland N.V.	5.00	(c)	(d)	1,671,823
	1,825	Cooperatieve Rabobank UA	5.50	(c)	(d)	2,104,735
	$1,325	ING Bank N.V. (a)	5.80		09/25/23	1,485,024
						8,177,128
		Total Netherlands				9,233,978
		Portugal (0.5%)
		Utilities
EUR	1,600	EDP - Energias de Portugal SA	5.375	(c)	09/16/75	1,891,608
	$425	EDP Finance BV (a)	4.125		01/15/20	439,079
		Total Portugal				2,330,687
		South Africa (0.2%)
		Finance
GBP	1,000	BRAIT SE	2.75		09/18/20	1,232,058
		Spain (1.8%)
		Communications
EUR	1,100	Telefonica Europe BV	5.875	(c)	(d)	1,346,156
		Energy
	500	Repsol International Finance BV	4.50	(c)	03/25/75	559,077
		Finance
	1,000	Banco Bilbao Vizcaya Argentaria SA	6.75	(c)	(d)	1,129,032
	900	Banco Santander SA	6.25	(c)	(d)	993,835
	$800	Banco Santander SA	6.375	(c)	(d)	817,642
EUR	1,100	BBVA Subordinated Capital SAU	3.50	(c)	04/11/24	1,263,800
						4,204,309

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Utilities
EUR	1,200	Gas Natural Fenosa Finance BV	3.375	(c)%	(d)	$1,296,003
	1,200	IE2 Holdco SAU	2.875		06/01/26	1,399,691
						2,695,694
		Total Spain				8,805,236
		Sweden (0.3%)
		Diversified
SEK	12,000	Industrivarden AB, Series ICA	0.00	(e)	05/15/19	1,509,941
		Switzerland (0.7%)
		Finance
	$1,125	Credit Suisse Group Funding Guernsey Ltd.	4.55		04/17/26	1,182,781
	950	UBS AG	5.125		05/15/24	1,001,760
	1,450	UBS Group Funding Switzerland AG (a)	3.491		05/23/23	1,474,071
		Total Switzerland				3,658,612
		Taiwan (0.3%)
		Technology
	1,600	United Microelectronics Corp.	0.00	(e)	05/18/20	1,606,000
		United Arab Emirates (0.3%)
		Finance
EUR	1,600	Aabar Investments PJSC, Series UCG	0.50		03/27/20	1,572,949
		United Kingdom (3.5%)
		Communications
	1,500	British Telecommunications PLC	1.75		03/10/26	1,690,947
GBP	509	Virgin Media Finance PLC (a)	6.375		10/15/24	710,616
EUR	750	Vodafone Group PLC	2.20		08/25/26	871,293
						3,272,856
		Consumer, Cyclical
	1,500	International Consolidated Airlines Group SA, Series IAG	0.625		11/17/22	1,548,167
	850	International Game Technology PLC	4.75		02/15/23	1,014,361
GBP	1,050	Jaguar Land Rover Automotive PLC	3.875		03/01/23	1,417,921
	500	John Lewis PLC	4.25		12/18/34	706,821
						4,687,270

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Consumer, Non-Cyclical
GBP	1,000	J Sainsbury PLC, Series SBRY	1.25%		11/21/19	$1,372,911
	350	Voyage Care Bondco PLC	6.50		08/01/18	460,234
						1,833,145
		Finance
EUR	400	Aviva PLC	3.875	(c)	07/03/44	464,097
	1,200	Lloyds Bank PLC	6.50		03/24/20	1,534,296
	1,200	Lloyds Banking Group PLC	6.375	(c)	(d)	1,397,256
GBP	500	Nationwide Building Society	6.875	(c)	(d)	672,700
	$1,425	Santander UK PLC (a)	5.00		11/07/23	1,501,883
						5,570,232
		Industrials
	1,080	CEVA Group PLC (a)	4.00		05/01/18	1,058,873
		Utilities
GBP	750	NGG Finance PLC	5.625	(c)	06/18/73	1,081,983
		Total United Kingdom				17,504,359
		United States (24.2%)
		Basic Materials
EUR	900	Axalta Coating Systems Dutch Holding B BV	3.75		01/15/25	1,037,643
	$512	Chemtura Corp.	5.75		07/15/21	529,728
	500	International Wire Group, Inc. (a)	10.75		08/01/21	491,250
	1,067	MSCI, Inc. (a)	4.75		08/01/26	1,099,010
	750	Prince Mineral Holding Corp. (a)(b)	11.50		12/15/19	776,250
						3,933,881
		Communications
	2,626	AT&T, Inc.	4.50		03/09/48	2,376,063
	500	Cable One, Inc. (a)	5.75		06/15/22	525,000
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	966,169
	750	CSC Holdings LLC	5.25		06/01/24	760,777
	500	DISH DBS Corp.	5.00		03/15/23	502,500
	1,250	Gray Television, Inc. (a)	5.125		10/15/24	1,256,250
	500	Lamar Media Corp.	5.00		05/01/23	525,260
	1,475	MDC Partners, Inc. (a)(b)	6.50		05/01/24	1,445,500
	400	Midcontinent Communications & Midcontinent Finance Corp. (a)	6.25		08/01/21	418,000
	500	Midcontinent Communications & Midcontinent Finance Corp. (a)	6.875		08/15/23	538,750

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$625	Netflix, Inc. (a)(b)	4.375%	11/15/26	$617,187
950	Omnicom Group, Inc.	3.60	04/15/26	959,070
1,100	Priceline Group, Inc. (The) (b)	0.90	09/15/21	1,254,687
1,425	Shutterfly, Inc.	0.25	05/15/18	1,447,266
1,100	Sprint Communications, Inc.	6.00	11/15/22	1,148,812
925	T-Mobile USA, Inc.	6.836	04/28/23	994,375
1,275	Verizon Communications, Inc.	4.672	03/15/55	1,168,905
1,400	Viavi Solutions, Inc.	0.625	08/15/33	1,526,875
				18,431,446
	Consumer Discretionary
2,450	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	2,477,563
	Consumer, Cyclical
1,000	Aramark Services, Inc.	4.75	06/01/26	1,022,500
1,575	CalAtlantic Group, Inc.	0.25	06/01/19	1,479,516
900	Century Communities, Inc.	6.875	05/15/22	947,250
438	CVS Pass-Through Trust (a)	4.163	08/11/36	441,462
2,225	Delta Air Lines, Inc.	2.875	03/13/20	2,246,437
785	Ferrellgas LP/Ferrellgas Finance Corp. (b)	6.75	01/15/22	759,487
1,500	Ford Motor Credit Co., LLC	3.096	05/04/23	1,477,923
1,000	General Motors Financial Co., Inc.	2.35	10/04/19	999,650
1,400	General Motors Financial Co., Inc.	4.30	07/13/25	1,427,600
500	Global Partners LP/GLP Finance Corp.	6.25	07/15/22	497,500
425	Global Partners LP/GLP Finance Corp.	7.00	06/15/23	422,875
400	Guitar Center, Inc. (a)(b)	6.50	04/15/19	343,500
982	Hanesbrands, Inc. (a)	4.875	05/15/26	982,000
500	JC Penney Corp., Inc.	8.125	10/01/19	547,500
1,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25	06/01/26	1,027,500
575	Lear Corp.	5.25	01/15/25	610,256
1,000	Lions Gate Entertainment Corp. (a)	5.875	11/01/24	1,042,500
750	MGM Resorts International	6.00	03/15/23	821,250
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00	12/15/07	0
345	Rite Aid Corp. (b)	6.75	06/15/21	349,313
1,050	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	6.125	08/15/21	1,063,996
500	RSI Home Products, Inc. (a)	6.50	03/15/23	520,000
750	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/25	778,125
500	Sonic Automotive, Inc.	5.00	05/15/23	481,875

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$750	Speedway Motorsports, Inc.	5.125%		02/01/23	$761,250
500	Tempur Sealy International, Inc.	5.50		06/15/26	498,440
1,100	Tesla, Inc.	0.25		03/01/19	1,157,062
1,000	Tops Holding LLC/Tops Markets II Corp. (a)	8.00		06/15/22	880,000
975	Wolverine World Wide, Inc. (a)	5.00		09/01/26	948,187
					24,534,954
	Consumer, Non-Cyclical
1,200	Acadia Healthcare Co., Inc.	5.125		07/01/22	1,219,500
1,150	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)	5.50		04/01/23	1,137,063
500	Central Garden & Pet Co. (b)	6.125		11/15/23	536,250
750	HCA, Inc.	4.50		02/15/27	758,993
975	Illumina, Inc.	0.00	(e)	06/15/19	1,003,031
1,250	Lamb Weston Holdings, Inc. (a)	4.875		11/01/26	1,292,187
1,350	Live Nation Entertainment, Inc.	2.50		05/15/19	1,510,312
1,375	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)(b)	5.50		04/15/25	1,258,125
2,050	Molson Coors Brewing Co. (a)	2.25		03/15/20	2,054,350
611	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875		01/15/24	654,534
400	Quintiles IMS, Inc. (a)	4.875		05/15/23	413,000
1,100	Tenet Healthcare Corp.	6.00		10/01/20	1,160,500
1,300	TMS International Corp. (a)	7.625		10/15/21	1,316,250
775	Whole Foods Market, Inc.	5.20		12/03/25	813,432
					15,127,527
	Diversified
1,150	PetSmart, Inc. (a)(b)	7.125		03/15/23	1,053,688
	Energy
250	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.25		04/01/23	262,188
1,150	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00		12/01/24	1,083,875
55	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75		10/01/25	53,625
675	MPLX LP	4.00		02/15/25	679,433
350	Newfield Exploration Co.	5.375		01/01/26	368,812
400	Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125		11/15/20	415,750
500	Rice Energy, Inc.	6.25		05/01/22	525,315
1,070	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)	5.50		09/15/24	1,080,700
					4,469,698

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Finance
$450	Ally Financial, Inc.	4.125%		03/30/20	$462,069
450	Ally Financial, Inc.	4.25		04/15/21	461,250
375	Bank of America Corp.	6.11		01/29/37	440,507
2,425	Bank of America Corp., MTN	4.25		10/22/26	2,477,288
3,000	Citigroup, Inc.	3.887	(c)	01/10/28	3,050,175
925	Citigroup, Inc.	5.50		09/13/25	1,023,534
1,375	Colony NorthStar, Inc.	5.00		04/15/23	1,412,812
400	CTR Partnership LP/CareTrust Capital Corp.	5.875		06/01/21	413,000
1,000	DuPont Fabros Technology LP	5.625		06/15/23	1,060,000
775	Extra Space Storage LP (a)	3.125		10/01/35	810,359
1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,663,428
1,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a)(b)	6.75		02/01/24	1,098,563
600	Iron Mountain, Inc. (a)	4.375		06/01/21	624,000
500	iStar, Inc.	6.50		07/01/21	522,500
1,100	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. (a)	6.75		11/15/21	1,152,250
1,200	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	1,233,000
1,825	JPMorgan Chase & Co.	4.125		12/15/26	1,884,477
875	KCG Holdings, Inc. (a)	6.875		03/15/20	910,547
1,149	Kennedy-Wilson, Inc.	5.875		04/01/24	1,196,396
1,000	Post Holdings, Inc. (a)	5.00		08/15/26	997,500
400	Provident Funding Associates LP/PFG Finance Corp. (a)	6.75		06/15/21	412,000
520	Prudential Financial, Inc.	5.625	(c)	06/15/43	568,100
1,375	Spirit Realty Capital, Inc. (b)	3.75		05/15/21	1,418,835
500	Starwood Property Trust, Inc.	4.55		03/01/18	545,625
1,225	Synchrony Financial	2.60		01/15/19	1,234,535
					27,072,750
	Industrials
1,325	Apex Tool Group LLC (a)	7.00		02/01/21	1,232,250
500	Artesyn Embedded Technologies, Inc. (a)	9.75		10/15/20	482,500
500	Ball Corp.	4.00		11/15/23	509,375
1,100	Coveris Holdings SA (a)(b)	7.875		11/01/19	1,091,750
250	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25		12/15/19	232,188
475	Dollar Tree, Inc.	5.75		03/01/23	506,350
500	Florida East Coast Holdings Corp. (a)	6.75		05/01/19	515,250
550	JB Poindexter & Co., Inc. (a)	9.00		04/01/22	577,500

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$800	Kemet Corp.	10.50%		05/01/18	$803,500
	500	Kratos Defense & Security Solutions, Inc.	7.00		05/15/19	503,750
	500	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	515,000
	1,000	MasTec, Inc.	4.875		03/15/23	1,005,000
	1,000	Michael Baker International LLC/CDL Acquisition Co., Inc. (a)	8.25		10/15/18	1,043,750
	705	OPE KAG Finance Sub, Inc. (a)	7.875		07/31/23	731,438
	440	SAExploration Holdings, Inc. (a)(h)	10.00		04/14/19	354,215
	1,250	SBA Communications Corp. (a)	4.875		09/01/24	1,264,062
	1,000	Select Medical Corp. (b)	6.375		06/01/21	1,027,500
	500	Standard Industries, Inc. (a)	5.375		11/15/24	523,750
	600	Summit Materials LLC/Summit Materials Finance Corp.	6.125		07/15/23	631,500
	400	Summit Materials LLC/Summit Materials Finance Corp.	8.50		04/15/22	451,000
	700	XPO Logistics, Inc. (a)	6.125		09/01/23	737,625
	500	Zachry Holdings, Inc. (a)	7.50		02/01/20	518,750
						15,258,003
		Technology
	1,375	Akamai Technologies, Inc. (b)	0.00	(e)	02/15/19	1,371,569
	650	Citrix Systems, Inc.	0.50		04/15/19	799,094
	2,625	Dell International LLC / EMC Corp. (a)	3.48		06/01/19	2,686,189
	1,175	First Data Corp. (a)	5.75		01/15/24	1,223,469
	318	Hanesbrands, Inc. (a)	4.625		05/15/24	317,205
	950	Harland Clarke Holdings Corp. (a)	6.875		03/01/20	976,125
	1,375	ON Semiconductor Corp.	1.00		12/01/20	1,456,640
						8,830,291
		Total United States				121,189,801
		Total Corporate Bonds (Cost $226,620,780)				224,829,495
		Sovereign (21.0%)
		Argentina (1.1%)
	3,400	Argentine Republic Government International Bond	7.50		04/22/26	3,733,200
	1,500	Provincia de Entre Rios Argentina (a)	8.75		02/08/25	1,536,270
		Total Argentina				5,269,470
		Australia (0.5%)
AUD	3,600	Australia Government Bond	2.75		11/21/27	2,722,839

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Bermuda (0.1%)
	$530	Bermuda Government International Bond (a)	4.854%		02/06/24	$564,890
		Brazil (3.9%)
BRL	32,900	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/21	10,401,106
	14,600	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/23	4,579,612
	14,500	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/25	4,516,650
		Total Brazil				19,497,368
		Colombia (1.0%)
COP	13,292,000	Colombian TES	7.50		08/26/26	4,939,889
		Cyprus (1.0%)
EUR	4,400	Cyprus Government International Bond	3.875		05/06/22	5,131,510
		Dominican Republic (0.3%)
	$1,220	Dominican Republic International Bond	5.50		01/27/25	1,270,813
		Ecuador (0.3%)
	1,500	Ecuador Government International Bond	10.75		03/28/22	1,631,250
		Greece (0.4%)
EUR	113	Hellenic Republic Government Bond	3.00	(n)	02/24/23	106,503
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/24	104,836
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/25	103,091
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/26	102,287
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/27	101,365
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/28	97,869
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/29	95,082
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/30	93,589
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/31	92,259
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/32	90,713
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/33	89,762
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/34	88,402
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/35	87,405
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/36	86,615
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/37	86,001
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/38	85,733
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/39	85,664
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/40	85,551

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	113	Hellenic Republic Government Bond	3.00	(n)%	02/24/41	$85,613
	113	Hellenic Republic Government Bond	3.00	(n)	02/24/42	85,843
		Total Greece				1,854,183
		Indonesia (2.8%)
	$3,300	Indonesia Government International Bond (a)	5.875		01/15/24	3,769,188
IDR	85,350,000	Indonesia Treasury Bond	8.25		07/15/21	6,749,111
	42,358,000	Indonesia Treasury Bond	9.00		03/15/29	3,571,870
		Total Indonesia				14,090,169
		Ivory Coast (0.3%)
	$1,568	Ivory Coast Government International Bond	5.75		12/31/32	1,510,376
		Kazakhstan (0.4%)
	2,000	KazMunayGas National Co., JSC	6.375		04/09/21	2,200,084
		Mexico (4.1%)
MXN	378,000	Mexican Bonos, Series M	5.75		03/05/26	18,259,216
	$2,460	Petroleos Mexicanos (b)	4.875		01/18/24	2,494,440
		Total Mexico				20,753,656
		Portugal (1.4%)
EUR	1,260	Portugal Obrigacoes do Tesouro OT (a)	2.875		07/21/26	1,334,427
	2,800	Portugal Obrigacoes do Tesouro OT (a)	4.125		04/14/27	3,198,195
	2,060	Portugal Obrigacoes do Tesouro OT (a)	5.65		02/15/24	2,641,064
		Total Portugal				7,173,686
		Russia (2.2%)
RUB	434,100	Russian Federal Bond - OFZ	7.00		08/16/23	7,403,897
	$2,200	Russian Foreign Bond - Eurobond	4.875		09/16/23	2,388,408
	1,000	Russian Foreign Bond - Eurobond	4.875		09/16/23	1,085,640
		Total Russia				10,877,945
		South Africa (0.6%)
ZAR	44,300	South Africa Government Bond	8.00		01/31/30	3,040,159
		Ukraine (0.5%)
	$660	Ukraine Government International Bond	7.75		09/01/22	646,302
	1,950	Ukraine Government International Bond	7.75		09/01/26	1,829,587
		Total Ukraine				2,475,889

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	United States (0.1%)
$400	Shape Technologies Group, Inc. (a)	7.625%		02/01/20	$412,000
	Total Sovereign (Cost $102,677,996)				105,416,176
	Agency Fixed Rate Mortgages (0.0%) (f)
1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	898
	Federal National Mortgage Association, Conventional Pools:
57		6.50		05/01/28 - 09/01/32	63,789
6		7.00		08/01/29 - 11/01/32	5,930
	Government National Mortgage Association, Various Pools:
16		7.50		07/20/25	17,307
69		8.00		01/15/22 - 05/15/30	73,276
	Total Agency Fixed Rate Mortgages (Cost $149,712)				161,200
	Asset-Backed Securities (10.4%)
305	Asset-Backed Securities Corp. Home Equity Loan Trust	1.181	(c)	03/25/36	270,422
691	Bayview Opportunity Master Fund IIIb Trust (a)	3.475		07/28/18	689,014
	Bear Stearns Asset-Backed Securities I Trust
702		1.251	(c)	10/25/36	528,415
1,640		1.311	(c)	03/25/37	1,037,426
469	Bear Stearns Asset-Backed Securities Trust	1.311	(c)	01/25/47	461,349
306	CDC Mortgage Capital Trust	1.611	(c)	01/25/33	285,799
2,000	Colony American Homes (a)	3.994	(c)	07/17/32	2,020,211
1,427	Credit-Based Asset Servicing & Securitization LLC	1.141	(c)	05/25/36	1,127,866
1,794	CWABS Asset-Backed Certificates Trust	1.231	(c)	10/25/46	1,566,192
1,093	EMC Mortgage Loan Trust (a)	1.982	(c)	11/25/30	1,048,632
3,876	GMAT Trust (a)	4.25		09/25/20	3,895,578
603	GSAA Home Equity Trust	6.002		11/25/36	364,231
1,193	GSAA Trust	6.099		03/25/37	575,688
1,000	Home Partners of America Trust (a)	4.774	(c)	10/17/33	1,017,541
450	InSite Issuer LLC (a)	6.414		11/15/46	462,823
	Invitation Homes Trust
2,000	(a)	4.093	(c)	06/17/32	2,021,120
1,700	(a)	5.294	(c)	03/17/32	1,711,808

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$700	(a)	5.494	(c)%	12/17/31	$703,587
1,700	(a)	5.744	(c)	08/17/32	1,736,061
	Mastr Asset-Backed Securities Trust
2,020		1.041	(c)	08/25/36	964,248
2,595		1.231	(c)	08/25/36	1,280,883
491	Mastr Specialized Loan Trust (a)	1.341	(c)	05/25/37	396,092
850	Merrill Lynch Mortgage Investors Trust	1.231	(c)	08/25/37	545,138
	Nationstar HECM Loan Trust
2,280	(a)	3.147		08/25/26	2,285,928
1,300	(a)	3.598		06/25/26	1,331,148
688	(a)	4.115		11/25/25	689,080
529	(a)	4.36		02/25/26	529,169
1,826	(a)	6.657		11/25/25	1,826,000
970	Nationstar Home Equity Loan Trust	1.241	(c)	04/25/37	938,446
1,727	NRZ Excess Spread-Collateralized Notes (a)	5.683		07/25/21	1,726,816
2,899	Oakwood Mortgage Investors, Inc.	7.405	(c)	06/15/31	1,217,845
1,395	Ownit Mortgage Loan Trust	1.261	(c)	03/25/37	1,165,104
1,700	PNMAC GMSR Issuer Trust (a)	5.741	(c)	02/25/50	1,712,417
700	RAMP Series Trust	5.703		10/25/33	702,840
638	RAMP Trust	1.311	(c)	11/25/35	546,072
	RASC Trust
1,788		1.151	(c)	11/25/36	1,666,223
1,000		2.121	(c)	10/25/35	791,400
636	RMAT LLC (a)	4.826		06/25/35	637,949
800	Silver Bay Realty Trust (a)	4.544	(c)	09/17/31	801,410
1,600	Stanwich Mortgage Loan Co., LLC (a)	3.598		03/16/22	1,600,000
145	Sunset Mortgage Loan Co., LLC (a)	3.721		11/16/44	145,210
1,619	Truman Capital Mortgage Loan Trust (a)	1.251	(c)	03/25/36	1,505,422
938	VOLT LI LLC (a)	3.50		10/25/46	941,956
1,126	VOLT NPL X LLC (a)	4.75		10/26/54	1,124,671
400	VOLT XIX LLC (a)	5.00		04/25/55	400,143
586	VOLT XL LLC (a)	4.375		11/27/45	592,173
1,703	VOLT XLIV LLC (a)	4.25		04/25/46	1,723,437
399	VOLT XXII LLC (a)	4.25		02/25/55	397,038
595	VOLT XXXIII LLC (a)	4.25		03/25/55	591,898
	Total Asset-Backed Securities (Cost $51,644,664)				52,299,919

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Collateralized Mortgage Obligations - Agency Collateral Series (0.9%)
		Federal Home Loan Mortgage Corporation
	$971		5.829	(c)%	07/25/23	$982,155
	613	(a)	6.039	(c)	07/25/26	625,449
		IO
	8,481		1.097	(c)	01/25/31	781,779
	12,000		1.764	(c)	01/25/41	999,220
		Federal National Mortgage Association, IO REMIC
	4,181		2.043	(c)	10/25/39	247,530
	2,754		2.175	(c)	03/25/44	201,702
	897		5.559	(c)	08/25/41	142,494
	2,673	Government National Mortgage Association, IO	5.257	(c)	12/20/42	447,011
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,960,561)				4,427,340
		Commercial Mortgage-Backed Securities (4.7%)
	633	BAMLL Commercial Mortgage Securities Trust (a)	6.494	(c)	12/15/31	602,024
		COMM Mortgage Trust
	363	(a)	3.495		09/10/47	268,626
	490	(a)	4.309	(c)	03/10/46	452,679
	139	(a)	4.894	(c)	07/15/47	123,403
	473	(a)	4.906	(c)	12/10/23	449,357
		Commercial Mortgage Pass-Through Certificates
	335	(a)	4.748	(c)	02/10/47	308,654
		IO
	4,747		0.973	(c)	02/10/47	150,391
	2,553	COOF Securitization Trust, IO (a)	3.012	(c)	10/25/40	259,540
	16,157	COOF Securitization Trust II, IO (a)	2.756	(c)	08/25/41	1,271,852
EUR	1,156	Deco Ltd. (Ireland) (a)	4.50	(c)	11/07/24	1,278,742
	$2,000	EQTY Mortgage Trust (a)	4.439	(c)	05/08/31	2,007,612
		GS Mortgage Securities Trust
	1,000	(a)	4.661	(c)	11/10/47	854,427
	410	(a)	4.662	(c)	09/10/47	330,937
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(a)	4.724	(c)	07/15/47	556,151
	1,500		6.37	(c)	02/12/51	1,537,433
		IO
	6,366		1.281	(c)	07/15/47	287,120

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		JPMBB Commercial Mortgage Securities Trust
	$600	(a)	3.984	(c)%	02/15/48	$483,030
	236	(a)	4.108	(c)	09/15/47	196,438
	1,835	(a)	4.816	(c)	08/15/47	1,548,102
	405	(a)	4.822	(c)	04/15/47	362,170
	1,004	(a)	5.214	(c)	11/15/45	967,641
		IO
	3,867		1.242	(c)	08/15/47	226,749
	3,321	KGS-Alpha SBA COOF Trust, IO (a)	2.939	(c)	07/25/41	427,087
	270	LB-UBS Commercial Mortgage Trust	6.456	(c)	09/15/45	274,804
GBP	725	Logistics PLC (United Kingdom) (a)	3.756	(c)	08/20/25	944,330
	$1,000	Morgan Stanley Bank of America Merrill Lynch Trust (a)	4.75		12/15/46	982,475
	2,000	Motel 6 Trust (a)	5.279		02/05/30	2,015,863
EUR	1,200	Taurus Ltd. (Germany)	4.40	(c)	02/01/26	1,319,681
		Wells Fargo Commercial Mortgage Trust
	$535	(a)	3.938		08/15/50	450,865
	650	(a)	4.51	(c)	04/15/50	529,857
		WF-RBS Commercial Mortgage Trust
	248	(a)	3.692		11/15/47	161,572
	1,005	(a)	3.803	(c)	11/15/47	744,407
	303	(a)	3.986		05/15/47	235,110
	419	(a)	4.137	(c)	10/15/57	335,354
	250	(a)	4.274	(c)	05/15/45	226,355
	541	(a)	5.147	(c)	09/15/46	515,319
		Total Commercial Mortgage-Backed Securities (Cost $24,272,481)				23,686,157
		Mortgages - Other (12.4%)
		Alba PLC (United Kingdom)
GBP	400		2.356	(c)	04/24/49	504,494
	500		2.956	(c)	04/24/49	603,986
		Alternative Loan Trust
	$941		1.121	(c)	03/25/47	684,512
	307		1.151	(c)	02/25/47	283,358
	217		1.171	(c)	05/25/47	201,011
	567		1.491	(c)	10/25/35	430,674
	465		2.71	(c)	10/25/35	395,529
	184		2.96	(c)	08/25/35	164,876
	527		3.009	(c)	05/25/36	385,578
	41		5.50		02/25/36	35,799

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$603		6.00%		04/25/36	$471,168
	164		6.00		04/25/36	127,476
	318		6.00		07/25/37	282,611
		PAC
	32		5.50		02/25/36	27,514
	86		6.00		04/25/36	71,772
		American Home Mortgage Assets Trust
	222		1.116	(c)	03/25/47	189,237
	388		1.632	(c)	10/25/46	342,391
		American Home Mortgage Investment Trust
	244	(a)	6.60		01/25/37	129,443
		IO
	3,311		2.078		05/25/47	581,066
		Banc of America Alternative Loan Trust
	1,510		1.441	(c)	11/25/36	1,034,866
	233		1.641	(c)	07/25/46	164,837
		Banc of America Funding Trust
	313		5.25		07/25/37	313,836
	119		6.00		07/25/37	96,986
		BCAP LLC Trust
	792	(a)	1.162	(c)	07/26/35	733,411
	266	(a)	3.483	(c)	03/26/37	220,703
	763	Bear Stearns Structured Products, Inc. Trust	3.293	(c)	01/26/36	676,634
		Bear Stearns Trust
	563		2.742	(c)	05/25/36	483,332
	187		3.466	(c)	05/25/47	163,101
	181	Chase Mortgage Finance Trust	1.591	(c)	02/25/37	108,641
	114	ChaseFlex Trust	6.50		02/25/35	111,587
		CHL Mortgage Pass-Through Trust
	577		2.857	(c)	09/25/34	499,960
	444		5.50		05/25/34	453,100
	1,580	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	1,511,241
	261	Citigroup Mortgage Loan Trust	3.334	(c)	11/25/36	236,379
		Credit Suisse European Mortgage Capital Ltd. (Ireland)
EUR	1,925	(a)	2.75	(c)	04/20/20	2,059,799
		IO
	1,925	(a)	0.25		04/20/20	10,482
		Credit Suisse First Boston Mortgage Securities Corp.
	$971		6.50		12/25/33	1,032,325
	685		7.50		10/25/32	706,963

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		CSMC Mortgage-Backed Trust
	$1,055		5.587	(c)%	04/25/37	$492,962
	2,019		6.50		05/25/36	996,554
		CSMC Trust
	900	(a)	4.662	(c)	11/25/57	904,978
	764	(a)	4.826	(c)	08/25/62	755,495
GBP	1,000	Eurosail PLC (United Kingdom)	1.294	(c)	06/13/45	1,177,721
		Fannie Mae Connecticut Avenue Securities
	$795		4.991	(c)	05/25/25	862,810
	1,596		5.891	(c)	11/25/24	1,822,064
GBP	700	Farringdon Mortgages No. 2 PLC (United Kingdom)	1.836	(c)	07/15/47	859,341
		First Horizon Alternative Mortgage Securities Trust
	$67		6.00		08/25/36	56,087
	479		6.25		08/25/36	383,121
		Freddie Mac Structured Agency Credit Risk Debt Notes
	720		4.741	(c)	09/25/24	781,938
	466		4.991	(c)	08/25/24	507,518
	1,100		5.241	(c)	11/25/23	1,213,874
		GreenPoint Mortgage Funding Trust
	656		1.151	(c)	02/25/37	603,284
	627		1.171	(c)	01/25/37	574,587
	277		1.281	(c)	02/25/36	256,107
EUR	1,603	Grifonas Finance PLC (Greece)	0.042	(c)	08/28/39	1,423,147
		GSR Mortgage Loan Trust
	$279		3.35	(c)	03/25/37	241,449
	39		3.50	(c)	05/25/35	35,963
	1,437		3.858	(c)	12/25/34	1,389,536
		Impac CMB Trust
	124		1.726	(c)	04/25/35	97,655
	153		1.741	(c)	04/25/35	103,551
	516		1.771	(c)	10/25/35	451,728
		JP Morgan Alternative Loan Trust
	330		6.00		12/25/35	300,989
	233		6.00		08/25/36	236,420
		Lehman Mortgage Trust
	48		5.50		11/25/35	44,396
	170		5.50		02/25/36	150,793
	162		5.50		02/25/36	150,685
	1,079		6.00		06/25/37	717,745
	637		6.50		09/25/37	469,971

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,240	Lehman XS Trust	1.211	(c)%	06/25/47	$1,023,088
EUR	1,584	Ludgate Funding PLC (United Kingdom)	0.091	(c)	12/01/60	1,402,757
	$1,347	Luminent Mortgage Trust	1.221	(c)	05/25/37	1,087,324
GBP	766	Mansard Mortgages PLC (United Kingdom)	1.436	(c)	10/15/48	920,332
		MASTR Adjustable Rate Mortgages Trust
	$810		3.08	(c)	02/25/36	750,482
	693	(a)	3.354	(c)	11/25/35	561,733
	1,661	MASTR Alternative Loan Trust	6.00		05/25/33	1,727,033
	95	MASTR Asset Securitization Trust	6.00	(c)	06/25/36	91,840
	2,495	Merrill Lynch Mortgage Investors Trust, IO (a)	2.151	(c)	02/25/36	238,554
GBP	197	Money Partners Securities 4 PLC (Ireland)	5.144	(c)	03/15/40	267,310
	$765	MortgageIT Trust	1.441	(c)	10/25/35	729,641
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	323		1.051	(c)	10/25/36	249,068
	2,495		5.755	(c)	06/25/36	1,328,333
GBP	1,000	Paragon Mortgages No. 13 PLC (United Kingdom)	1.136	(c)	01/15/39	1,131,037
		RALI Trust
	$164		6.00		04/25/36	142,147
	228		6.00		08/25/36	192,366
	328		6.00		11/25/36	279,686
	609		6.00		11/25/36	520,279
	71		6.00		01/25/37	56,003
		PAC
	90		6.00		04/25/36	78,028
		Reperforming Loan REMIC Trust
	480	(a)	6.50		03/25/35	477,421
	679	(a)	7.50		11/25/34	687,320
	1,050	Residential Asset Securitization Trust	6.00		05/25/36	993,377
		ResLoC UK PLC (United Kingdom)
EUR	1,125		0.12	(c)	12/15/43	1,028,383
GBP	799		0.564	(c)	12/15/43	944,097
	$1,080	RFMSI Series Trust	6.00		07/25/36	1,034,210
GBP	958	RMAC Securities No. 1 PLC (United Kingdom)	0.814	(c)	06/12/44	1,123,413
	1,000	Southern Pacific Securities PLC (United Kingdom)	0.877	(c)	03/10/44	1,193,179
	$292	STARM Mortgage Loan Trust	3.428	(c)	10/25/37	274,944
		Structured Adjustable Rate Mortgage Loan Trust
	921		1.944	(c)	11/25/34	830,856
	660		3.303	(c)	06/25/37	617,842

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,787	Structured Asset Mortgage Investments II Trust	1.47	(c)%	04/19/35	$1,633,085
2,328	Structured Asset Securities Corp., IO (a)	3.798	(c)	07/25/35	308,819
2,507	TBW Mortgage-Backed Trust	6.50		07/25/36	1,738,776
	Washington Mutual Mortgage Pass-Through Certificates Trust
932		1.422	(c)	04/25/47	766,491
1,004		1.632	(c)	05/25/46	814,059
344		2.894	(c)	10/25/36	323,110
	Total Mortgages - Other (Cost $59,751,035)				62,159,570
	U.S. Treasury Securities (1.6%)
	U.S. Treasury Bonds
2,700		2.50		02/15/45	2,461,007
4,600		3.875		08/15/40	5,386,853
	Total U.S. Treasury Securities (Cost $9,015,271)				7,847,860
	Variable Rate Senior Loan Interests (1.9%)
995	American Bath Group, LLC, Term B	6.40		09/30/23	1,008,885
593	Apex Tool Group LLC, Term B	4.50		02/01/20	584,634
1,200	Checkers Drive-In Restaurants, Term Loan	1.00		04/25/24	1,195,500
713	Commercial Barge Line Co., 1st Lien Term	9.75		11/12/20	654,609
1,350	Commercial Vehicle Group, Inc., Term B	1.00		04/12/23	1,360,125
877	Coveris Holdings SA (Luxembourg), Term B	4.65		05/08/19	878,655
741	Gruden Acquisition, Inc., 1st Lien Term	5.90		08/18/22	719,332
658	Harsco Corp., Term B	6.00		11/02/23	671,929
1,000	Kemet Electronic Corp., Term B	1.00		04/21/24	980,000
1,240	Neiman Marcus Group, Inc., Term Loan	4.25		10/25/20	992,996
500	SAExploration Holdings, Inc., Term Loan	10.00		06/28/23	495,000
	Total Variable Rate Senior Loan Interests (Cost $9,660,229)				9,541,665
	Short-Term Investments (4.3%)
	U.S. Treasury Securities (1.4%)
	U.S. Treasury Bills
554	(o)(p)	0.615		07/27/17	552,949
6,492	(o)(p)	0.637		07/27/17	6,479,685
	Total U.S. Treasury Securities (Cost $7,035,369)				7,032,634

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Securities held as Collateral on Loaned Securities (1.9%)
	Investment Company (1.9%)
9,654	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $9,653,525)		$9,653,525
	Investment Company (1.0%)
4,804	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $4,803,589)		4,803,589
	Total Short-Term Investments (Cost $21,492,483)		21,489,748
	Total Investments (Cost $509,245,212) (q)(r)	102.1%	511,859,130
	Liabilities in Excess of Other Assets	(2.1)	(10,505,405)
	Net Assets	100.0%	$501,353,725

    Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  IO  Interest Only.

  MTN  Medium Term Note.

  OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation)

  PAC  Planned Amortization Class.

  PJSC  Public Joint Stock Company.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  All or a portion of this security was on loan at April 30, 2017.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2017.

  (d)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2017.

  (e)  Capital appreciation bond.

  (f)  Amount is less than 0.05%.

  (g)  Par is less than $500.

  (h)  Payment-in-kind security.

  (i)  Issuer in bankruptcy.

  (j)  Non-income producing security; bond in default.

  (k)  Illiquid security.

  (l)  Acquired through exchange offer.

  (m)  At April 30, 2017, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (n)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of April 30, 2017. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

  (o)  Rate shown is the yield to maturity at April 30, 2017.

  (p)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (q)  Securities are available for collateral in connection with an open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (r)  At April 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,396,883 and the aggregate gross unrealized depreciation is $11,782,965 resulting in net unrealized appreciation of $2,613,918.

Foreign Currency Forward Exchange Contracts Open at April 30, 2017:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC		$2,526,846	GBP	2,025,000	05/05/17	$96,083
HSBC Bank PLC		$2,455,183	ZAR	31,500,000	05/05/17	(98,884)
HSBC Bank PLC	ZAR	42,040,497		$3,316,432	05/05/17	171,671
JPMorgan Chase Bank NA	BRL	21,362,881		$6,849,273	05/05/17	122,335
JPMorgan Chase Bank NA	BRL	3,394,445		$1,076,952	05/05/17	8,078
JPMorgan Chase Bank NA	BRL	15,149,681		$4,809,575	05/05/17	39,106
JPMorgan Chase Bank NA	IDR	13,850,000,000		$1,031,657	05/05/17	(7,213)
JPMorgan Chase Bank NA	RUB	122,750,000		$2,053,362	05/05/17	(101,706)
JPMorgan Chase Bank NA	RUB	154,498,000		$2,669,074	05/05/17	(43,380)
JPMorgan Chase Bank NA		$138,099	IDR	1,841,000,000	05/05/17	(8)
JPMorgan Chase Bank NA		$2,467,068	INR	162,000,000	05/05/17	50,359
JPMorgan Chase Bank NA		$2,467,433	INR	161,000,000	05/05/17	34,454
JPMorgan Chase Bank NA	ZAR	14,300,000		$1,063,460	05/05/17	(6,225)
JPMorgan Chase Bank NA	ZAR	47,200,000		$3,481,113	05/05/17	(49,595)
State Street Bank and Trust Co.	SEK	21,200,000		$2,377,948	05/05/17	(15,801)
UBS AG	COP	14,152,676,376		$4,846,392	05/05/17	37,790
UBS AG	IDR	58,724,628,400		$4,369,392	05/05/17	(35,466)
UBS AG		$2,392,421	ZAR	30,000,000	05/05/17	(148,326)
Australia and New Zealand Banking Group	AUD	6,978,956		$5,301,355	05/08/17	76,110
Australia and New Zealand Banking Group	JPY	113,164,000		$1,020,714	05/08/17	5,336
Australia and New Zealand Banking Group		$2,548,068	GBP	1,983,000	05/08/17	20,681
Bank of America NA		$727,641	EUR	685,252	05/08/17	18,985
Citibank NA	EUR	2,302,698	SEK	22,000,000	05/08/17	(24,479)
Citibank NA	EUR	70,630,678		$75,353,751	05/08/17	(1,602,890)
Citibank NA		$38,183	EUR	35,062	05/08/17	20
Citibank NA		$3,416,748	SEK	30,548,464	05/08/17	33,087
HSBC Bank PLC	AUD	3,775,000		$2,827,939	05/08/17	1,543
HSBC Bank PLC	CAD	3,400,000		$2,528,445	05/08/17	37,438
HSBC Bank PLC	CAD	3,389,229		$2,531,128	05/08/17	48,013
HSBC Bank PLC	GBP	1,925,000	EUR	2,253,030	05/08/17	(38,796)
HSBC Bank PLC	GBP	18,530,449		$23,137,860	05/08/17	(866,204)
HSBC Bank PLC		$81,853	EUR	76,500	05/08/17	1,498
HSBC Bank PLC		$19,260	EUR	18,000	05/08/17	353
HSBC Bank PLC		$235,909	EUR	220,381	05/08/17	4,210
HSBC Bank PLC		$2,628	GBP	2,047	05/08/17	23

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC		$2,472,400	GBP	1,940,000	05/08/17	$40,647
JPMorgan Chase Bank NA	EUR	3,177,455	PLN	13,500,000	05/08/17	17,853
JPMorgan Chase Bank NA	EUR	220,381		$236,528	05/08/17	(3,591)
JPMorgan Chase Bank NA	PLN	3,487,346		$876,952	05/08/17	(21,981)
JPMorgan Chase Bank NA		$45,915	GBP	35,726	05/08/17	364
State Street Bank and Trust Co.	MXN	48,650,000		$2,559,449	05/08/17	(22,495)
UBS AG	EUR	650,000		$693,163	05/08/17	(15,053)
UBS AG	EUR	394,636		$420,650	05/08/17	(9,331)
UBS AG	MXN	84,183,533		$4,471,022	05/08/17	3,249
UBS AG	MXN	69,814,155		$3,721,625	05/08/17	16,461
UBS AG		$240,689	EUR	221,323	05/08/17	457
UBS AG		$54,155	EUR	50,875	05/08/17	1,277
UBS AG		$72,901	EUR	68,376	05/08/17	1,599
UBS AG		$31,527	GBP	25,175	05/08/17	1,085
UBS AG		$78,580	GBP	63,342	05/08/17	3,472
UBS AG		$14,533	HKD	112,855	05/08/17	(23)
UBS AG		$2,441,121	SEK	21,580,000	05/08/17	(4,094)
Net Unrealized Depreciation						$(2,221,904)

Futures Contracts Open at April 30, 2017:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
72	Long	U.S. Treasury 2 yr. Note, Jun-17	$15,595,875	$60,750
129	Long	Australian 10 yr. Bond, Jun-17	12,530,249	274,905
28	Long	U.S. Treasury Ultra Bond, Jun-17	4,562,250	53,724
27	Short	U.S. Treasury 10 yr. Note, Jun-17	(3,394,406)	1,687
39	Short	German Euro Bund, Jun-17	(6,872,849)	(45,544)
154	Short	U.S. Treasury 5 yr. Note, Jun-17	(18,234,563)	(268,248)
		Net Unrealized Appreciation		$77,274

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

Credit Default Swap Agreements Open at April 30, 2017:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Credit Suisse International CMBX.NA.BBB.60	Sell	$1,500	3.00%	5/11/63	$(66,534)	$(100,239)	$(166,773)	NR
Credit Suisse International CMBX.NA.BBB.60	Sell	3,000	3.00	5/11/63	(130,414)	(203,132)	(333,546)	NR
Credit Suisse International CMBX.NA.BBB.60	Sell	4,096	3.00	5/11/63	(300,716)	(154,686)	(455,402)	NR
Deutsche Bank AG CMBX.NA.BB.60	Sell	335	5.00	5/11/63	(65,242)	2,284	(62,958)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	416	5.00	5/11/63	(18,297)	(59,883)	(78,180)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	586	5.00	5/11/63	(109,729)	(401)	(110,130)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	2,473	3.00	5/11/63	(180,147)	(94,806)	(274,953)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	2,431	3.00	5/11/63	(175,775)	(94,508)	(270,283)	NR
Morgan Stanley & Co., LLC** CDX.NA.HY.27	Buy	3,465	5.00	12/20/21	(159,689)	(144,356)	(304,045)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.27	Buy	24,750	5.00	12/20/21	(563,578)	(1,609,369)	(2,172,947)	NR
Total Credit Default Swaps					$(1,770,121)	$(2,459,096)	$(4,229,217)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

Interest Rate Swap Agreements Open at April 30, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$5,000	3 Month LIBOR	Receive	1.86%	12/08/21	$(17,349)
Morgan Stanley & Co., LLC*	5,100	3 Month LIBOR	Receive	2.07	12/21/21	(67,740)
Morgan Stanley & Co., LLC*	8,000	3 Month LIBOR	Receive	2.28	12/08/26	(72,846)
Morgan Stanley & Co., LLC*	21,800	3 Month LIBOR	Receive	2.48	12/21/26	(583,977)
Morgan Stanley & Co., LLC*	1,100	3 Month LIBOR	Receive	2.59	12/08/46	(16,670)
Morgan Stanley & Co., LLC*	6,900	3 Month LIBOR	Receive	2.74	12/21/46	(328,824)
Total Unrealized Depreciation						$(1,087,406)

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  NR  Not rated.

  LIBOR  London Interbank Offered Rate.

Currency Abbreviations:

AUD   Australian Dollar.

BRL   Brazilian Real.

CAD   Canadian Dollar.

COP   Colombian Peso.

DKK   Danish Krone.

EUR   Euro.

GBP   British Pound.

HKD   Hong Kong Dollar.

IDR   Indonesian Rupiah.

INR   Indian Rupee.

JPY   Japanese Yen.

MXN   Mexican Peso.

PLN   Polish Zloty.

RUB   Russian Ruble.

SEK   Swedish Krona.

ZAR   South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2017 (unaudited)

Assets:
Investments in securities, at value (cost $494,788,098) (Including $19,351,164 for securities loaned)	$497,402,016
Investment in affiliate, at value (cost $14,457,114)	14,457,114
Total investments in securities, at value (cost $509,245,212)	511,859,130
Unrealized appreciation on open foreign currency forward exchange contracts	893,637
Cash	868,588
Receivable for:
Interest	5,275,206
Investments sold	650,829
Variation margin on open futures contracts	516,198
Shares of beneficial interest sold	438,954
Foreign withholding taxes reclaimed	26,044
Dividends from affiliate	2,637
Premium paid on open swap agreements	2,284
Prepaid expenses and other assets	142,587
Total Assets	520,676,094
Liabilities:
Collateral on securities loaned, at value	9,653,525
Unrealized depreciation on open swap agreements	1,046,854
Unrealized depreciation on open foreign currency forward exchange contracts	3,115,541
Payable for:
Investments purchased	3,481,000
Premium received on open swap agreements	707,655
Shares of beneficial interest redeemed	585,097
Advisory fee	130,260
Dividends to shareholders	93,094
Variation margin on open swap agreements	91,088
Transfer and sub transfer agent fees	62,579
Trustees' fees	55,285
Distribution fee	38,902
Administration fee	32,794
Deferred capital gain country tax	43,528
Accrued expenses and other payables	185,167
Total Liabilities	19,322,369
Net Assets	$501,353,725
Composition of Net Assets:
Paid-in-capital	$584,895,487
Net unrealized depreciation (Net of $43,528 of deferred capital gain country tax)	(2,419,448)
Dividends in excess of net investment income	(3,005,970)
Accumulated net realized loss	(78,116,344)
Net Assets	$501,353,725
Class A Shares:
Net Assets	$80,703,189
Shares Outstanding (unlimited shares authorized, $0.01 par value)	14,566,476
Net Asset Value Per Share	$5.54
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.79
Class B Shares:
Net Assets	$523,227
Shares Outstanding (unlimited shares authorized, $0.01 par value)	94,009
Net Asset Value Per Share	$5.57
Class L Shares:
Net Assets	$8,960,878
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,617,636
Net Asset Value Per Share	$5.54
Class I Shares:
Net Assets	$188,053,751
Shares Outstanding (unlimited shares authorized, $0.01 par value)	33,568,518
Net Asset Value Per Share	$5.60
Class C Shares:
Net Assets	$22,163,776
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,004,622
Net Asset Value Per Share	$5.53
Class IS Shares:
Net Assets	$200,948,904
Shares Outstanding (unlimited shares authorized, $0.01 par value)	35,865,937
Net Asset Value Per Share	$5.60

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2017 (unaudited)

Net Investment Income: Income
Interest (net of $38,560 foreign withholding tax)	$10,593,685
Income from securities loaned - net	32,141
Dividends from affiliate (Note 7)	30,075
Total Income	10,655,901
Expenses
Advisory fee (Note 4)	776,755
Distribution fee (Class A shares) (Note 5)	101,069
Distribution fee (Class B shares) (Note 5)	2,701
Distribution fee (Class L shares) (Note 5)	22,939
Distribution fee (Class C shares) (Note 5)	107,802
Administration fee (Note 4)	194,189
Sub transfer agent fees and expenses (Class A shares)	45,261
Sub transfer agent fees and expenses (Class B shares)	534
Sub transfer agent fees and expenses (Class L shares)	4,514
Sub transfer agent fees and expenses (Class I shares)	47,450
Sub transfer agent fees and expenses (Class C shares)	5,786
Professional fees	66,502
Custodian fees (Note 8)	61,471
Registration fees	37,343
Shareholder reports and notices	27,414
Transfer agent fees and expenses (Class A shares) (Note 6)	13,042
Transfer agent fees and expenses (Class B shares) (Note 6)	1,405
Transfer agent fees and expenses (Class L shares) (Note 6)	1,382
Transfer agent fees and expenses (Class I shares) (Note 6)	3,762
Transfer agent fees and expenses (Class C shares) (Note 6)	1,710
Transfer agent fees and expenses (Class IS shares) (Note 6)	987
Trustees' fees and expenses	6,049
Other	43,222
Total Expenses	1,573,289
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(11,568)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(1,175)
Net Expenses	1,560,546
Net Investment Income	9,095,355

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2017 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	$(4,411,692)
Futures contracts	2,474,240
Swap agreements	448,311
Foreign currency forward exchange contracts	6,919,989
Foreign currency translation	84,052
Net Realized Gain	5,514,900
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of increase in deferred capital gain country tax of $43,528)	9,466,153
Futures contracts	(373,593)
Swap agreements	(2,444,143)
Foreign currency forward exchange contracts	(6,874,118)
Foreign currency translation	48,980
Net Change in Unrealized Appreciation (Depreciation)	(176,721)
Net Gain	5,338,179
Net Increase	$14,433,534

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$9,095,355	$14,775,113
Net realized gain (loss)	5,514,900	(5,211,734)
Net change in unrealized appreciation (depreciation)	(176,721)	8,329,917
Net Increase	14,433,534	17,893,296
Dividends and Distributions to Shareholders from:
Class A shares	(1,597,115)	(4,020,915)
Class B shares	(9,675)	(29,879)
Class L shares	(170,232)	(433,610)
Class I shares	(3,801,069)	(6,601,888)
Class C shares	(356,181)	(560,218)
Class IS shares	(4,202,131)	(4,816,297)
Total Dividends	(10,136,403)	(16,462,807)
Net increase from transactions in shares of beneficial interest	8,623,574	152,001,755
Net Increase	12,920,705	153,432,244
Net Assets:
Beginning of period	488,433,020	335,000,776
End of Period (Including dividends in excess of net investment income of $(3,005,970) and $(1,964,922))	$501,353,725	$488,433,020

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2017 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares and Class IS shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares, and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bids and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market

Morgan Stanley Global Fixed Income Opportunities Fund

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official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The

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Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

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E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income

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is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2017.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$19,351,164	(a)	$—	$(19,351,164	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $9,653,525, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of 10,061,845 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS OF APRIL 30, 2017
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$9,653,525	$—	$—	$—	$9,653,525
Total Borrowings	$9,653,525	$—	$—	$—	$9,653,525
Gross amount of recognized liabilities for securities lending transactions					$9,653,525

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G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2017.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$224,829,495	$—	†	$224,829,495
Sovereign	—	105,416,176	—		105,416,176
Agency Fixed Rate Mortgages	—	161,200	—		161,200
Asset-Backed Securities	—	52,299,919	—		52,299,919
Collateralized Mortgage Obligations — Agency Collateral Series	—	4,427,340	—		4,427,340
Commercial Mortgage-Backed Securities	—	23,686,157	—		23,686,157
Mortgages — Other	—	62,159,570	—		62,159,570
U.S. Treasury Securities	—	7,847,860	—		7,847,860
Variable Rate Senior Loan Interests	—	9,541,665	—		9,541,665
Total Fixed Income Securities	—	490,369,382	—	†	490,369,382
Short-Term Investments
U.S. Treasury Securities	—	7,032,634	—		7,032,634
Investment Company	14,457,114	—	—		14,457,114
Total Short-Term Investments	14,457,114	7,032,634	—		21,489,748
Foreign Currency Forward Exchange Contracts	—	893,637	—		893,637
Futures Contracts	391,066	—	—		391,066
Total Assets	14,848,180	498,295,653	—	†	513,143,833
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,115,541)	—		(3,115,541)
Futures Contracts	(313,792)	—	—		(313,792)
Credit Default Swap Agreements	—	(1,770,121)	—		(1,770,121)
Interest Rate Swap Agreements	—	(1,087,406)	—		(1,087,406)
Total Liabilities	(313,792)	(5,973,068)	—		(6,286,860)
Total	$14,534,388	$492,322,585	$—	†	$506,856,973

†  Includes one security which is valued at zero.

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Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BOND
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2017	$—	†

†  Includes one security which is valued at zero.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative

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instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed

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equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory

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developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices

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and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2017.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$391,066	(d)	Variation margin on open futures contracts	$(313,792	)(d)
Credit Risk	Unrealized appreciation on open swap agreements	—		Unrealized depreciation on open swap agreements	(1,046,854)
	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(723,267	)(d)
Interest Rate Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(1,087,406	)(d)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	893,637		Unrealized depreciation on open foreign currency forward exchange contracts	(3,115,541)
		$1,284,703			$(6,286,860)

(d)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

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The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2017 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$2,474,240	$—	$109,700
Credit Risk	—	—	338,611
Currency Risk	—	6,919,989	—
Total	$2,474,240	$6,919,989	$448,311
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(373,593)	$—	$(1,087,406)
Credit Risk	—	—	(1,356,737)
Currency Risk	—	(6,874,118)	—
Total	$(373,593)	$(6,874,118)	$(2,444,143)

At April 30, 2017, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$893,637	$(3,115,541)
Swap Agreements	—	(1,046,854)
Total	$893,637	$(4,162,395)

(e)  Excludes exchange-traded derivatives.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the

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Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2017.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group	$102,127	$—	$—	$102,127
Bank of America NA	18,985	—	—	18,985
Citibank NA	33,107	(33,107)	—	0
HSBC Bank PLC	401,479	(401,479)	—	0
JPMorgan Chase Bank NA	272,549	(233,699)	—	38,850
UBS AG	65,390	(65,390)	—	0
Total	$893,637	$(733,675)	$—	$159,962
GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(g)	NET AMOUNT (NOT LESS THAN $0)
Citibank NA	$1,627,369	$(33,107)	$(1,455,234)	$139,028
Credit Suisse International	497,664	—	(497,664)	0
Deutsche Bank AG	65,242	—	(65,242)	0
Goldman Sachs International	483,948	—	(483,948)	0
HSBC Bank PLC	1,003,884	(401,479)	—	602,405
JPMorgan Chase Bank NA	233,699	(233,699)	—	0
State Street Bank and Trust Co.	38,296	—	—	38,296
UBS AG	212,293	(65,390)	(146,903)	0
Total	$4,162,395	$(733,675)	$(2,648,991)	$779,729

(g)  In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

For the six months ended April 30, 2017, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$405,115,473
Futures Contracts:
Average monthly original value	$97,868,027
Swap Agreements:
Average monthly notional amount	$69,819,500

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.59% for Class B, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C and 0.57% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2017, $1,175 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,735,190 at April 30, 2017.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2017, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2017, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $217 and $286, respectively, and received $11,728 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2017, aggregated $232,749,235 and $206,438,930, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $3,989,568 and $23,616,444, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2017, advisory fees paid were reduced by $11,568 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2017 is as follows:

VALUE OCTOBER 31, 2016	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2017
$21,047,998	$132,307,554	$138,898,438	$30,075	$14,457,114

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At April 30, 2017, the Fund had an accrued pension liability of $55,285, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2015 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$16,462,807	$11,277,949

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2016:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(2,799,406)	$16,912,605	$(14,113,199)

At October 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,769,085	$—

At October 31, 2016, the Fund had available for federal income tax purposes unused short-term capital losses of $3,787,176 and long term capital losses of $4,628,677 that do not have an expiration date.

In addition, at October 31, 2016, the Fund had available for federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$29,800,962	October 31, 2017
44,367,385	October 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

10. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2017		FOR THE YEAR ENDED OCTOBER 31, 2016
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	726,538	$3,985,363	3,184,869	$17,140,887
Conversion from Class B	34,879	192,270	43,544	233,927
Reinvestment of dividends	267,490	1,461,308	695,607	3,749,853
Redeemed	(2,390,711)	(13,069,832)	(8,367,201)	(45,097,559)
Net decrease — Class A	(1,361,804)	(7,430,891)	(4,443,181)	(23,972,892)
CLASS B SHARES
Exchanged	16,047	88,374	23,889	129,169
Conversion to Class A	(34,757)	(192,270)	(43,360)	(233,927)
Reinvestment of dividends	1,572	8,607	5,063	27,392
Redeemed	(32,056)	(175,395)	(30,662)	(165,302)
Net decrease — Class B	(49,194)	(270,684)	(45,070)	(242,668)
CLASS L SHARES
Exchanged	65,564	357,418	85,570	455,616
Reinvestment of dividends	31,002	169,328	80,220	432,338
Redeemed	(282,874)	(1,545,368)	(689,846)	(3,735,772)
Net decrease — Class L	(186,308)	(1,018,622)	(524,056)	(2,847,818)
CLASS I SHARES
Sold	6,941,342	38,409,536	18,315,257	100,488,512
Reinvestment of dividends	591,043	3,265,637	1,048,170	5,716,645
Redeemed	(5,202,027)	(28,801,277)	(12,322,476)	(67,326,296)
Net increase — Class I	2,330,358	12,873,896	7,040,951	38,878,861
CLASS C SHARES
Sold	509,639	2,789,256	2,559,885	13,858,145
Reinvestment of dividends	59,375	323,764	92,826	500,675
Redeemed	(513,087)	(2,808,999)	(567,435)	(3,077,015)
Net increase — Class C	55,927	304,021	2,085,276	11,281,805
CLASS IS SHARES
Sold	—	—	25,996,977	141,516,581
Reinvestment of dividends	760,566	4,201,917	865,094	4,740,712
Redeemed	(6,528)	(36,063)	(3,175,875)	(17,352,826)
Net increase — Class IS	754,038	4,165,854	23,686,196	128,904,467
Net increase in Fund	1,543,017	$8,623,574	27,800,116	$152,001,755

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended April 30, 2017, the Fund did not have any borrowings under the facility.

12. Other

At April 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 44.2%.

13. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

14. Accounting Pronouncement

In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.49		$5.51		$5.77		$5.65		$5.70		$5.35
Income (loss) from investment operations:
Net investment income(2)	0.09		0.19		0.18		0.22		0.26		0.26
Net realized and unrealized gain (loss)	0.07		0.01		(0.21)		0.11		(0.06)		0.39
Total income (loss) from investment operations	0.16		0.20		(0.03)		0.33		0.20		0.65
Less dividends from net investment income	(0.11)		(0.22)		(0.23)		(0.21)		(0.25)		(0.30)
Net asset value, end of period	$5.54		$5.49		$5.51		$5.77		$5.65		$5.70
Total Return(3)	2.92	%(8)	3.72%		(0.53)%		5.91%		3.53%		12.54%
Ratios to Average Net Assets:
Net expenses	0.89	%(4)(9)	0.88	%(4)(6)	1.04	%(4)	1.16	%(4)(5)	1.19	%(4)(5)	1.09	%(4)
Net investment income	3.49	%(4)(9)	3.46	%(4)(6)	3.16	%(4)	3.72	%(4)(5)	4.51	%(4)(5)	4.76	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$80,703		$87,515		$112,333		$106,612		$68,732		$77,573
Portfolio turnover rate	45	%(8)	120%		102%		83%		91%		131%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.20%	3.68%
October 31, 2013	1.31	4.39

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.90%	3.44%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.52		$5.54		$5.79		$5.67		$5.72		$5.37
Income (loss) from investment operations:
Net investment income(2)	0.08		0.15		0.15		0.18		0.22		0.23
Net realized and unrealized gain (loss)	0.06		0.01		(0.21)		0.11		(0.06)		0.38
Total income (loss) from investment operations	0.14		0.16		(0.06)		0.29		0.16		0.61
Less dividends from net investment income	(0.09)		(0.18)		(0.19)		(0.17)		(0.21)		(0.26)
Net asset value, end of period	$5.57		$5.52		$5.54		$5.79		$5.67		$5.72
Total Return(3)	2.51	%(8)	2.94%		(1.01)%		5.15%		2.85%		11.79%
Ratios to Average Net Assets:
Net expenses	1.58	%(4)(5)(9)	1.60	%(4)(5)(6)	1.68	%(4)(5)	1.84	%(4)(5)	1.77	%(4)(5)	1.69	%(4)
Net investment income	2.79	%(4)(5)(9)	2.74	%(4)(5)(6)	2.63	%(4)(5)	3.10	%(4)(5)	3.91	%(4)(5)	4.16	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$523		$790		$1,042		$1,502		$1,969		$4,406
Portfolio turnover rate	45	%(8)	120%		102%		83%		91%		131%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class B shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2017	1.96%	2.41%
October 31, 2016	1.84	2.50
October 31, 2015	1.88	2.43
October 31, 2014	2.02	2.92
October 31, 2013	1.88	3.80

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.62%	2.72%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.49		$5.51		$5.77		$5.65		$5.70		$5.35
Income (loss) from investment operations:
Net investment income(2)	0.09		0.17		0.17		0.20		0.24		0.23
Net realized and unrealized gain (loss)	0.06		0.01		(0.21)		0.12		(0.06)		0.39
Total income (loss) from investment operations	0.15		0.18		(0.04)		0.32		0.18		0.62
Less dividends from net investment income	(0.10)		(0.20)		(0.22)		(0.20)		(0.23)		(0.27)
Net asset value, end of period	$5.54		$5.49		$5.51		$5.77		$5.65		$5.70
Total Return(3)	2.80	%(8)	3.48%		(0.73)%		5.63%		3.16%		11.88%
Ratios to Average Net Assets:
Net expenses	1.12	%(4)(9)	1.11	%(4)(6)	1.25	%(4)	1.42	%(4)(5)	1.55	%(4)(5)	1.68	%(4)
Net investment income	3.26	%(4)(9)	3.23	%(4)(6)	2.94	%(4)	3.46	%(4)(5)	4.15	%(4)(5)	4.17	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$8,961		$9,909		$12,834		$9,275		$5,942		$6,744
Portfolio turnover rate	45	%(8)	120%		102%		83%		91%		131%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class L shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.44%	3.44%
October 31, 2013	1.67	4.03

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.13%	3.21%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.55		$5.57		$5.82		$5.71		$5.75		$5.39
Income (loss) from investment operations:
Net investment income(2)	0.11		0.21		0.18		0.23		0.27		0.28
Net realized and unrealized gain (loss)	0.06		0.00	(3)	(0.18)		0.11		(0.05)		0.39
Total income (loss) from investment operations	0.17		0.21		(0.00	)(3)	0.34		0.22		0.67
Less dividends from net investment income	(0.12)		(0.23)		(0.25)		(0.23)		(0.26)		(0.31)
Net asset value, end of period	$5.60		$5.55		$5.57		$5.82		$5.71		$5.75
Total Return(4)	3.06	%(9)	4.00%		(0.17)%		6.19%		3.95%		12.91%
Ratios to Average Net Assets:
Net expenses	0.55	%(5)(10)	0.57	%(5)(7)	0.69	%(5)	0.80	%(5)(6)	0.94	%(5)(6)	0.84	%(5)
Net investment income	3.84	%(5)(10)	3.77	%(5)(7)	3.18	%(5)	3.88	%(5)(6)	4.77	%(5)(6)	5.01	%(5)
Rebate from Morgan Stanley affiliate	0.00	%(8)(10)	0.01%		0.01%		0.01%		0.00	%(8)	0.00	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$188,054		$173,507		$134,841		$29,761		$3,130		$1,892
Portfolio turnover rate	45	%(9)	120%		102%		83%		91%		131%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class I shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.86%	3.82%
October 31, 2013	1.08	4.63

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.60%	3.74%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2017		FOR THE YEAR ENDED OCTOBER 31, 2016(1)		PERIOD FROM APRIL 30, 2015(2) TO OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.49		$5.51		$5.73
Income (loss) from investment operations:
Net investment income(3)	0.08		0.15		0.03
Net realized and unrealized gain (loss)	0.05		0.01		(0.17)
Total income (loss) from investment operations	0.13		0.16		(0.14)
Less dividends from net investment income	(0.09)		(0.18)		(0.08)
Net asset value, end of period	$5.53		$5.49		$5.51
Total Return(4)	2.40	%(8)	3.03%		(2.48	)%(8)
Ratios to Average Net Assets:
Net expenses	1.56	%(5)(9)	1.58	%(5)(6)	1.74	%(5)(9)
Net investment income	2.82	%(5)(9)	2.76	%(5)(6)	1.22	%(5)(9)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01%		0.00	%(7)(9)
Supplemental Data:
Net assets, end of period, in thousands	$22,164		$21,673		$10,269
Portfolio turnover rate	45	%(8)	120%		102%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class C shares.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.61%	2.73%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,						PERIOD FROM SEPTEMBER 13, 2013(2) TO
	APRIL 30, 2017		2016(1)		2015		2014		OCTOBER 31, 2013
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.55		$5.57		$5.83		$5.71		$5.55
Income (loss) from investment operations:
Net investment income(3)	0.11		0.21		0.21		0.18		0.03
Net realized and unrealized gain (loss)	0.06		0.01		(0.22)		0.17		0.17
Total income (loss) from investment operations	0.17		0.22		(0.01)		0.35		0.20
Less dividends from net investment income	(0.12)		(0.24)		(0.25)		(0.23)		(0.04)
Net asset value, end of period	$5.60		$5.55		$5.57		$5.83		$5.71
Total Return(4)	3.09	%(9)	4.07%		(0.13)%		6.21%		3.70	%(9)
Ratios to Average Net Assets:
Net expenses	0.50	%(5)(10)	0.49	%(5)(6)(7)	0.64	%(5)	0.66	%(5)(6)	0.84	%(5)(6)(10)
Net investment income	3.90	%(5)(10)	3.85	%(5)(6)(7)	3.60	%(5)	3.06	%(5)(6)	4.54	%(5)(6)(10)
Rebate from Morgan Stanley affiliate	0.00	%(8)(10)	0.01%		0.00	%(8)	0.02%		0.00	%(8)(10)
Supplemental Data:
Net assets, end of period, in thousands	$200,949		$195,039		$63,680		$40,579		$10
Portfolio turnover rate	45	%(9)	120%		102%		83%		91%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class IS shares.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.97%	2.75%
October 31, 2013	1.91	3.47

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.53%	3.81%

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose To Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose To Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2017